Faegre Drinker Biddle & Reath LLP

320 S. Canal Street, Suite 3300

Chicago, IL 60606

Telephone: (312) 569-1000

Fax: (312) 569-3000

www.faegredrinker.com

February 20, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	RiverNorth Flexible Municipal Income Fund, Inc. (the “Fund”) 1940 Act File No. 811-23481

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 2 to the shelf registration statement of the Fund filed pursuant to General Instruction A.2 on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The Amendment is being filed to address oral staff comments to the Registration Statement and make certain other non-material changes.

Subject to the Staff’s approval, it is the Registrant’s intent that the Registration Statement become effective as soon as possible. We will file a formal request for acceleration after we have responded to the Staff’s comments, if any, on the Registration Statement.

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams

cc:	Joshua B. Deringer

Jon Mohrhardt

Marc Collins